Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended								12 Months Ended	36 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended
	Sep. 29, 2012 Contract	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Apple iPhone	Sep. 29, 2012 Apple iPad	Sep. 29, 2012 Apple iPod touch	Sep. 29, 2012 Apple TV	Sep. 29, 2012 Apple Mac	Sep. 29, 2012 Minimum	Sep. 29, 2012 Minimum	Sep. 29, 2012 Minimum Machinery and Equipment	Sep. 29, 2012 Maximum	Sep. 29, 2012 Maximum	Sep. 29, 2012 Maximum Building	Sep. 29, 2012 Maximum Machinery and Equipment	Sep. 29, 2012 Maximum Leasehold Improvements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deliverable in arrangements	3
Estimate of selling price for software upgrade right (USD/unit sold)										$ 5			$ 25
Estimated life of hardware device				2 years	2 years	2 years	2 years	4 years
Advertising expense	1,000,000,000	933,000,000	691,000,000
Measurement of tax position, Minimum likelihood of tax benefits being realized upon ultimate settlement	Greater than 50%
Measurement of tax position, minimum likelihood of tax benefits being realized upon ultimate settlement, percentage	50.00%
Potentially dilutive securities excluded from computation of diluted earnings per common share because their effect would have been antidilutive	1.0	1.7	1.6
Net fair value of all derivative instruments designated as fair value hedging instruments	0	0	0
Estimated useful lives of assets (Years)											2 years			30 years	5 years	10 years
Estimated useful life of internal use software									3 years			5 years
Depreciation and amortization expense	2,600,000,000	1,600,000,000	815,000,000
Goodwill impairment charges	0	0	0
Intangible asset impairment charges	$ 0	$ 0	$ 0
Amortized acquired intangible assets with definite lives period (in years)									3 years			7 years